Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,445,789.00
Previously Paid Amount	0.00
Total Fee Amount	1,994.96
Total Offset Amount	0.00
Net Fee	1,994.96
Narrative - Max Aggregate Offering Price	$ 14,445,789.00
Final Prospectus	true